Summary of Significant Accounting Policies - Schedule of calculation of basic and diluted net income per ordinary share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A Redeemable Ordinary Shares [Member]
Basic net income per share:
Allocation of net income basic	$ 6,709,996	$ 6,325,884
Weighted-average shares outstanding basic	28,750,000	18,825,342
Basic income per share	$ 0.23	$ 0.34
Diluted net income per share:
Allocation of net income diluted	$ 6,709,996	$ 6,304,223
Weighted-average shares outstanding diluted	28,750,000	18,825,342
Diluted income per share	$ 0.23	$ 0.33
Class A and B Non Redeemable Ordinary shares [Member]
Basic net income per share:
Allocation of net income basic	$ 1,846,707	$ 2,465,990
Weighted-average shares outstanding basic	7,912,500	7,338,596
Basic income per share	$ 0.23	$ 0.34
Diluted net income per share:
Allocation of net income diluted	$ 1,846,707	$ 2,487,651
Weighted-average shares outstanding diluted	7,912,500	7,428,493
Diluted income per share	$ 0.23	$ 0.33